RELATED PARTY TRANSACTION AND BALANCES	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTION AND BALANCES
RELATED PARTY TRANSACTION AND BALANCES

20.   RELATED PARTY TRANSACTION AND BALANCES

The Company has entered into royalty agreements with Recruit Management Solutions Co., Ltd. (“RMS”) and Recruit Career Co., Ltd. (“RCC”), which are wholly owned subsidiaries of Recruit Holdings Co., Ltd. (“Recruit”), for the use of training and online assessment materials. Recruit is a shareholder of the Company. RMS took over the human resource assessment solutions business, by means of absorption-type split, from RCC on April 1, 2018 due to business reorganization. The royalty fees charged by RMS were RMB270, RMB285 and RMB345 during the years ended December 31, 2017, 2018 and 2019, respectively. The royalty fees charged by RCC were RMB20, RMB14 and nil during the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the royalty payables due to RMS were RMB83 and RMB78, respectively.